Stockholders’ Equity (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Stockholders’ Equity [Abstract]
Schedule of LiveOne’s Option Grants	The following table provides information about LiveOne’s option grants made to the Company’s employees during the last two fiscal years:
	Year ended March 31,
	2023	2022
Number of options granted	-	120,000
Weighted-average exercise price per share	$-	$0.92
Weighted-average grant date fair value per share	$-	$1.83

Schedule of Grant Date Fair Value	The grant date fair value of each of these option grants to employees was determined using the Black-Scholes-Merton option-pricing model with the following assumptions:
Year Ended March 31,
	2023	2022
Expected volatility	-%	77.36% - 84.98%
Dividend yield	-%	-%
Risk-free rate	-%	0.75% - 2.14%
Expected term (in years)	-	5.18 – 6.85

Schedule of Summarizes the Activity of LiveOne’s Options Issued	The following table summarizes the activity of LiveOne’s options granted to its and its subsidiaries’ employees during the nine months ended December 31, 2023:
		Weighted-
		Average
		Exercise
	Number of	Price per
	Shares	Share
Outstanding as of March 31, 2023	240,000	2.84
Granted	15,000	1.75
Exercised	-	-
Forfeited or expired	(100,000)	4.20
Outstanding as of December 31, 2023	155,000	1.86
Exercisable as of December 31, 2023	128,750	1.56
The following table summarizes the activity of LiveOne’s options issued to the Company’s employees during the years ended March 31, 2023 and 2022:
	Number of Shares	Weighted- Average Exercise Price per Share
Outstanding as of April 1, 2021	165,000	$4.10
Granted	120,000	1.34
Exercised	-	-
Forfeited or expired	-	-
Outstanding as of March 31, 2022	285,000	2.93
Granted
Exercised	-	-
Forfeited or expired	(45,000)	3.35
Outstanding as of March 31, 2023	240,000	2.84
Exercisable as of March 31, 2023	128,750	$2.65

Schedule of LiveOne’s Restricted Stock Units Grants	The following table provides information about LiveOne’s restricted stock units grants made to the Company’s employees during the last two fiscal years:
	Year ended March 31,
	2023	2022
Number of units granted	265,000	500,000
Weighted-average grant date fair value per share	$1.10	$4.06

Schedule of Summarizes the Activity of LiveOne’s Restricted Stock	The following table summarizes the activity of LiveOne’s restricted stock units granted to employees during the nine months ended December 31, 2023:
Number of
Shares
Outstanding as of March 31, 2023	262,500
Granted	320,000
Outstanding as of December 31, 2023	582,500

The following table summarizes the activity of LiveOne’s restricted stock units issued to the Company’s employees during the year ended March 31, 2023 and 2022:
Number of Shares
Outstanding as of April 1, 2021	200,000
Granted	500,000
Vested	(321,875)
Cancelled	-
Outstanding as of March 31, 2022	378,125
Granted	265,000
Vested	(375,000)
Cancelled	(5,625)
Outstanding as of March 31, 2023	262,500